CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 59.1	$ 27.9
Restricted cash	69.4	63.4
Trade receivables	40.2	25.1
Jack-up drilling rigs held for sale	3.0	0.0
Marketable securities	0.0	4.2
Prepaid expenses	8.1	10.8
Acquired contract backlog	0.0	20.2
Deferred mobilization and contract preparation cost	19.3	6.0
Accrued revenue	31.7	18.9
Tax retentions receivable	11.6	11.6
Due from related parties	8.6	0.0
Other current assets	26.9	20.5
Total current assets	277.9	208.6
Non-current assets
Property, plant and equipment	7.3	9.5
Jack-up drilling rigs	2,683.3	2,278.1
Newbuildings	261.4	361.8
Deferred mobilization and contract preparation cost	3.5	5.1
Marketable securities	0.0	31.0
Equity method investments	31.4	0.0
Other long-term assets	15.2	19.6
Total non-current assets	3,002.1	2,705.1
Total assets	3,280.0	2,913.7
Current liabilities
Trade payables	14.1	9.6
Amounts due to related parties	0.4	0.4
Unrealized loss on forward contracts	64.3	35.1
Accrued expenses	62.1	63.7
Onerous contracts	71.3	3.2
VAT and current taxes payable	17.8	4.2
OtherLiabilitiesCurrent	19.7	3.1
Total current liabilities	249.7	119.3
Non-current liabilities
Long-term debt	1,709.8	1,174.6
Other liabilities	22.7	8.0
Liabilities from equity method investments	3.7	0.0
Onerous contracts	0.0	78.3
Total non-current liabilities	1,736.2	1,260.9
Total liabilities	1,985.9	1,380.2
Commitments and Contingencies
Stockholders' Equity
Common shares of par value $0.05 per share: authorized 137,500,000 (2018: 125,000,000) shares, issued 112,278,065 (2018: 106,528,065) shares and outstanding 110,818,351 (2018: 105,068,351) shares	5.6	5.3
Treasury shares	(26.2)	(26.2)
Additional paid in capital	1,891.2	1,837.5
Other comprehensive loss	0.0	(5.6)
Accumulated deficit	(576.7)	(279.2)
Equity attributable to the Company	1,293.9	1,531.8
Non-controlling interest	0.2	1.7
Total equity	1,294.1	1,533.5
Total liabilities and equity	$ 3,280.0	$ 2,913.7